Segment Information	12 Months Ended
Dec. 31, 2015
Segment Information
Segment Information

19. Segment Information

The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Group’s CODM has been identified as the co-chairman and chief executive officer, who reviews consolidated and segment results when making decisions about allocating resources and assessing performance of the Group.

In 2013, the Group had five operating segments: 1) real estate online services; 2) real estate brokerage services; 3) real estate information and consulting services; 4) real estate promotional events and advertising services; and 5) real estate fund management services.

In 2014, the Group established two new operating segments: community value-added services and real estate financial services.

In 2015, the Group disposed the real estate fund management services operating segment through the Jupai Transaction.

In addition, the real estate promotional events and advertising services, real estate fund management services and real estate financial services did not meet the significance threshold for separate disclosure in any of the three years of 2013, 2014 and 2015, and have been combined in the other services segment for segment reporting purposes.

Prior period information has been retrospectively adjusted to conform to the current segment presentation. The Group’s CODM reviewed net revenue, cost of sales, operating expenses, income from operations and net income and did not review balance sheet information. Corporate expenses of certain holding companies were not allocated among segments and were recorded as non-allocated items.

The following tables summarize the selected revenue and expense information after intercompany elimination for each operating segment after:

For the years ended December 31,

			Real Estate
	Real Estate	Real Estate	Information
	Online	Brokerage	and Consulting	Other
2013	Services	Services	Services	Services	Non-allocated	Total
	$	$	$	$	$	$
Revenues	335,410,902	280,776,816	76,683,188	38,207,927	—	731,078,833
Cost of revenues	(63,990,693)	(168,624,507)	(14,526,318)	(26,894,288)	—	(274,035,806)
Selling, general and administrative expenses	(210,576,230)	(74,728,461)	(58,026,755)	(12,404,049)	(45,211,506)	(400,947,001)
Other operating income	599,894	1,647,257	1,950,223	720,268	—	4,917,642

Income (loss) from operations	61,443,873	39,071,105	6,080,338	(370,142)	(45,211,506)	61,013,668
Interest expenses	—	—	—	—	(192,566)	(192,566)
Interest income	1,082,287	819,925	222,898	51,944	2,493	2,179,547
Other income (expense), net	(1,185,121)	87,270	(479,313)	(11,837)	537,786	(1,051,215)

Income (loss) before taxes and equity in affiliates	61,341,039	39,978,300	5,823,923	(330,035)	(44,863,793)	61,949,434
Income tax benefit (expense)	(5,447,524)	(10,000,257)	(3,606,417)	(588,344)	5,965,548	(13,676,994)

Income (loss) before equity in affiliates	55,893,515	29,978,043	2,217,506	(918,379)	(38,898,245)	48,272,440
Income (loss) from equity in affiliates	(69,194)	343,561	312,119	(9,320)	2,236,683	2,813,849

Net income (loss)	55,824,321	30,321,604	2,529,625	(927,699)	(36,661,562)	51,086,289

			Real Estate
	Real Estate	Real Estate	Information	Community
	Online	Brokerage	and Consulting	Value-added	Other
2014	Services	Services	Services	Services	Services	Non-allocated	Total
	$	$	$	$	$	$	$
Revenues	495,862,635	283,367,930	82,679,298	—	42,588,930	—	904,498,793
Cost of revenues	(51,129,730)	(204,101,162)	(25,153,090)	—	(25,749,228)	—	(306,133,210)
Selling, general and administrative expenses	(365,150,431)	(64,337,955)	(59,703,161)	(15,828,009)	(14,662,201)	(25,809,961)	(545,491,718)
Other operating income	2,525,496	2,223,460	3,301,932	—	736,003	—	8,786,891

Income (loss) from operations	82,107,970	17,152,273	1,124,979	(15,828,009)	2,913,504	(25,809,961)	61,660,756
Interest expenses	—	—	—	—	—	(5,325,474)	(5,325,474)
Interest income	1,316,203	1,099,825	691,003	6,124	78,608	18,565	3,210,328
Other income (expense), net	35,799	(68,069)	657,952	—	(8,987)	3,240,844	3,857,539

Income (loss) before taxes and equity in affiliates	83,459,972	18,184,029	2,473,934	(15,821,885)	2,983,125	(27,876,026)	63,403,149
Income tax benefit (expense)	(15,545,964)	(5,083,029)	(236,440)	3,932,057	(169,368)	2,201,951	(14,900,793)

Income (loss) before equity in affiliates	67,914,008	13,101,000	2,237,494	(11,889,828)	2,813,757	(25,674,075)	48,502,356
Income (loss) from equity in affiliates	(223,389)	118,651	1,761,582	—	(367,621)	2,545,579	3,834,802

Net income (loss)	67,690,619	13,219,651	3,999,076	(11,889,828)	2,446,136	(23,128,496)	52,337,158

			Real Estate
	Real Estate	Real Estate	Information	Community
	Online	Brokerage	and Consulting	Value-added	Other
2015	Services	Services	Services	Services	Services	Non-allocated	Total
	$	$	$	$	$	$	$
Revenues	575,775,257	364,405,185	58,328,609	518,597	24,629,345	—	1,023,656,993
Cost of revenues	(60,313,726)	(230,513,415)	(19,927,903)	(2,970)	(19,003,430)	—	(329,761,444)
Selling, general and administrative expenses	(469,517,752)	(86,395,528)	(56,271,928)	(45,322,798)	(12,711,179)	(35,830,870)	(706,050,055)
Other operating income	3,567,965	1,890,328	1,049,634	—	248,979	—	6,756,906

Income (loss) from operations	49,511,744	49,386,570	(16,821,588)	(44,807,171)	(6,836,285)	(35,830,870)	(5,397,600)
Interest expenses	—	—	—	—	—	(11,020,177)	(11,020,177)
Interest income	1,167,005	346,181	295,291	12,563	28,416	2,983,344	4,832,800
Other income (expense), net	290,039	135,943	885,703	(9)	40,085	(3,248,657)	(1,896,896)
Investment Income	271,501	251,503	—	—	51,986	23,748,489	24,323,479

Income (loss) before taxes and equity in affiliates	51,240,289	50,120,197	(15,640,594)	(44,794,617)	(6,715,798)	(23,367,871)	10,841,606
Income tax expense	(10,307,322)	(19,681,909)	(1,900,909)	(3,653,047)	(2,036,601)	(34,267,390)	(71,847,178)

Income (loss) before equity in affiliates	40,932,967	30,438,288	(17,541,503)	(48,447,664)	(8,752,399)	(57,635,261)	(61,005,572)
Income (loss) from equity in affiliates	(227,977)	88,993	837,198	(598,582)	3,849,891	1,756,178	5,705,701

Net income (loss)	40,704,990	30,527,281	(16,704,305)	(49,046,246)	(4,902,508)	(55,879,083)	(55,299,871)

Geographic

Substantially all of the Group’s revenues from external customers and long-lived assets are located in the PRC.

Major customers

No customer accounted for 10% or more of total net revenues in 2013, 2014 and 2015.

Details of the accounts receivable from customers accounting for 10% or more of total net accounts receivable are as follows:

	As of December 31,
	2014	2015
	$	$
Customer A	53,534,294	90,557,835

Details of the customer deposits from customers accounting for 10% or more of total net customer deposits are as follows:

	As of December 31,
	2014	2015
	$	$
Customer B	33,540,800	34,144,128
Customer C	24,513,750	30,799,600
Customer D	23,206,350	*
Customer E	*	20,000,000
Customer F	*	15,399,800

 * indicates the balance of customer deposit of the customer was less than 10% of total customer deposits at the end of the year.